Shareholder Report, Line Graph (Details) ITLK_MassMutual Overseas Fund_Class Y_TSR Annual {Class Y} - USD ($)				12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Feb. 01, 2023	Sep. 30, 2025
Class Y
Account Value [Line Items]
Accumulated Value	$ 11,701	$ 9,596	$ 10,000	$ 12,996
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index
Accumulated Value	$ 12,292	$ 9,852	$ 10,000	$ 14,135